Fidelity Pacific Basin Fund
Supplement to
Fidelity's Targeted International Equity Funds®
December 29, 2012
Prospectus

The following information replaces similar information for Fidelity Emerging Asia Fund found in the "Fund Summary" section under the heading "Performance" on page 10.

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to December 1, 2010, the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.